Assumptions used to Estimate Fair Value (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Grant date fair value per award	$ 27.56	$ 13.11
Stock options
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend rate	0.00%	0.00%
Stock options | Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected term (in years)	5 years	5 years
Risk-free interest rate	0.89%	0.91%
Expected volatility	63.77%	62.54%
Grant date fair value per award	$ 9.44	$ 5.67
Stock options | Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected term (in years)	6 years 3 months 18 days	6 years 29 days
Risk-free interest rate	1.67%	1.28%
Expected volatility	65.25%	65.11%
Grant date fair value per award	$ 19.00	$ 9.18
Employee Stock Purchase Plan
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend rate	0.00%
Employee Stock Purchase Plan | Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected term (in years)	8 months 5 days
Risk-free interest rate	0.08%
Expected volatility	53.60%
Grant date fair value per share	$ 12.11
Employee Stock Purchase Plan | Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected term (in years)	2 years 2 months 5 days
Risk-free interest rate	0.20%
Expected volatility	63.08%
Grant date fair value per share	$ 15.68